All Weather Transaction (Details) - Schedule of purchase price of acquisition - Assets Acquired and Liabilities [Member] - USD ($) $ in Thousands		Mar. 31, 2022		Dec. 31, 2021
All Weather Transaction (Details) - Schedule of purchase price of acquisition [Line Items]
Total cash consideration			[1]		[2]
Total Purchase Consideration
Less:
Debt-free net working capital		(105)		(105)
Property and equipment		153		153
Right of use assets		208		208
Lease liabilities		(258)		(258)
Intangible assets - licencs		849	[1]	849	[2]
Intangible assets - customer relationship		54	[1]	54	[2]
Deferred Tax liability		(226)	[3]	(226)	[4]
Fair value of net assets acquired		675		675
Noncontrolling interest		(675)		(675)
Change in investment		(675)		(675)
Goodwill value	[5]

[1]	The customer database value is based on the cost to recreate, as indicated by management.
[2]	The customer database value is based on the cost to recreate, as indicated by management.
[3]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.
[4]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.
[5]	The goodwill is not deductible for tax purposes.